Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Diluted weighted average shares outstanding, common stock	5,193,750	5,193,750
Diluted net income per share, common stock	$ 0.12	$ 0.3
Common Stock Subject to Possible Redemption
Diluted weighted average shares outstanding, common stock	4,866,356	18,975,000
Diluted net income per share, common stock	$ 0.12	$ 0.3